Deferred Revenue and Deferred Charges (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Deferred Revenue Arrangement [Line Items]
Current deferred revenue	¥ 68,956	¥ 67,664
Long-term deferred revenue	70,150	75,657
Current deferred charges	24,942	12,913
Long-term deferred charges	¥ 70,150	¥ 75,657